Schedule of Company’s long-term investment (Details) - Long-term contracts [member]	12 Months Ended
Jun. 30, 2025 CAD ($)
IfrsStatementLineItems [Line Items]
Additions On Long Term Investment	$ 5,132,534
Unrealized gain loss on change offair value of investment	70,537
Long Term Investmeny	5,203,071
Global Uranium And Enrichment Ltd [Member]
IfrsStatementLineItems [Line Items]
Additions On Long Term Investment	5,132,534
Unrealized gain loss on change offair value of investment	70,537
Long Term Investmeny	$ 5,203,071